OTHER INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other information [Line Items]
Contractual capital commitments	$ 9,500	$ 6,300
Insurance for Damage and Business Interruption Costs	5,000
Subsidiary preferred equity units	1,053	1,042
Interest costs capitalised	$ 650	$ 477